SCHEDULE OF RECONCILIATION PROVISION FOR INCOME TAXES (Details)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rates	21.00%	21.00%
State and local taxes, net of federal benefit		0.30%
United Kingdom income rate differential	4.00%	2.00%
Change in valuation allowance	(25.00%)	(23.30%)
Effective tax rate